1. ORGANIZATION (Details Narrative) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization Details Narrative
Cash	$ 451	$ 2,216,102	$ 166,939
Working capital deficit	$ 3,577,704	$ 2,033,090	$ 1,796,930